LEASES Schedule of Lease Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 6,069
2021	6,340
2022	4,985
2023	3,066
2024	2,191
Thereafter	12,014
Total lease payments	34,665
Less: imputed interest	(3,578)
Total lease liabilities	31,087
Finance Lease Liabilities, Payments, Due [Abstract]
2020	331
2021	248
2022	8
2023	8
2024	3
Thereafter	0
Total lease payments	598
Less: imputed interest	(11)
Total lease liabilities	587
Operating And Finance Lease Liabilities, Payments, Due [Abstract]
2020	6,400
2021	6,588
2022	4,993
2023	3,074
2024	2,194
Thereafter	12,014
Total lease payments	35,263
Less: imputed interest	(3,589)
Total lease liabilities	$ 31,674